Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Directors’ remuneration	579	405	345	76
-short-term employee benefits	579	405	345	76
Other members of key management’s remuneration	627	841	220	447
-short-term employee benefits	469	645	203	445
-share-based payments	158	196	17	2
Total	1,206	1,246	565	523

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Castcrown Ltd	25	198	25	69
MX Capital Ltd	—	795	—	400
	25	993	25	469

	June 30, 2024	December 31, 2023
Loan to Castcrown Ltd - net (Note 17)	516	—
	516	—